Note 9 - Payroll and Related Benefits - Payroll and Related Benefits Income Statement Presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cost of sales	R$ 2,175.1	R$ 1,976.6	R$ 1,814.7
Distribution expenses	1,130.4	1,014.5	987.7
Sales and marketing expenses	1,333.7	1,231.3	1,239.0
Administrative expenses	1,089.2	1,338.8	1,085.4
Net finance costs	44.1	89.2	103.0
Other operating income/(expenses), net	2.2	1.3
Exceptional items	65.9	33.2	45.0
Total	R$ 5,840.6	R$ 5,685.0	R$ 5,274.8